INTEREST-BEARING LOANS AND BORROWING (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 2,203.0	R$ 2,788.1
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	1,298.1
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	648.0
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	603.3
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	425.5
Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	526.1
Maturity Total [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	3,501.1	3,770.7
Secured Bank Loan [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	126.5	180.7
Secured Bank Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	14.9
Secured Bank Loan [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	14.7
Secured Bank Loan [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	16.1
Secured Bank Loan [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	36.8
Secured Bank Loan [Member] | Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	44.0
Other Secured Loan [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	415.7	472.7
Other Secured Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	136.3
Other Secured Loan [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	151.5
Other Secured Loan [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	114.8
Other Secured Loan [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	3.7
Other Secured Loan [Member] | Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	9.3
Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	2,958.9	R$ 3,117.3
Lease Liability [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	1,146.9
Lease Liability [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	481.8
Lease Liability [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	472.4
Lease Liability [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	385.0
Lease Liability [Member] | Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 472.8